Calvert
Emerging Markets Equity Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Brazil — 5.3%
BB Seguridade Participacoes S.A.	10,324,367	$ 47,949,833
Duratex S.A.	11,241,241	53,790,168
Natura & Co. Holding S.A.(1)	7,749,229	88,401,474
WEG S.A.	7,794,300	52,794,637
		$ 242,936,112
Chile — 0.2%
Banco de Chile	71,659,016	$ 7,073,302
		$ 7,073,302
China — 26.4%
Alibaba Group Holding, Ltd.(1)	10,276,282	$291,371,923
Autohome, Inc., Class A(1)(2)	368,700	6,014,615
Autohome, Inc. ADR	470,342	30,083,074
Baozun, Inc. ADR(1)	2,646,445	93,790,011
China Communications Services Corp., Ltd., Class H	57,453,563	28,689,909
China Mengniu Dairy Co., Ltd.	9,955,310	60,142,547
China Merchants Bank Co., Ltd., Class H	13,407,500	114,207,614
Gree Electric Appliances, Inc. of Zhuhai, Class A	11,464,336	92,382,078
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,641,653	49,008,222
JD.com, Inc., Class A(1)	1,655,750	65,937,047
NARI Technology Co., Ltd., Class A	25,919,211	93,162,324
Shenzhen International Holdings, Ltd.	31,287,373	43,230,520
Tencent Holdings, Ltd.	2,784,396	209,644,059
Zhongji Innolight Co., Ltd., Class A	7,328,484	43,651,390
		$1,221,315,333
Egypt — 0.2%
Commercial International Bank Egypt SAE(1)	3,347,740	$11,205,170
		$11,205,170
Hong Kong — 8.6%
AIA Group, Ltd.	9,379,461	$116,357,607
Alibaba Health Information Technology, Ltd.(1)	18,632,000	41,271,695
Samsonite International S.A.(1)(3)	31,835,332	65,097,873
SITC International Holdings Co., Ltd.	14,931,000	62,395,784
Techtronic Industries Co., Ltd.	6,384,290	111,258,801
		$396,381,760
Hungary — 1.0%
Richter Gedeon Nyrt	1,798,576	$47,882,592
		$47,882,592
India — 12.9%
Bajaj Finserv, Ltd.(1)	306,062	$49,811,810
Bharat Forge, Ltd.(1)	6,556,863	67,252,006
Security	Shares	Value
India (continued)
Container Corp. of India, Ltd.	5,273,297	$ 49,745,198
Dabur India, Ltd.	4,257,999	32,562,389
HCL Technologies, Ltd.	3,636,481	48,271,216
HDFC Bank, Ltd. ADR(1)	646,206	47,250,583
Hero MotoCorp, Ltd.	1,053,060	41,187,094
ICICI Bank, Ltd.(1)	8,080,628	68,853,783
Motherson Sumi Systems, Ltd.(1)	14,902,024	48,698,351
SBI Life Insurance Co., Ltd.(3)	3,566,196	48,385,288
State Bank of India	8,330,693	47,075,558
Tech Mahindra, Ltd.	3,156,487	46,629,354
		$595,722,630
Indonesia — 2.8%
Bank Central Asia Tbk PT	25,068,900	$52,135,873
Bank Rakyat Indonesia Persero Tbk PT	178,579,050	48,554,760
Unilever Indonesia Tbk PT	83,315,700	28,451,813
		$129,142,446
Mexico — 3.8%
Grupo Financiero Banorte SAB de CV, Class O	15,336,990	$98,758,706
Wal-Mart de Mexico SAB de CV	24,060,206	78,587,339
		$177,346,045
Peru — 0.9%
Credicorp, Ltd.(1)	360,200	$43,623,822
		$43,623,822
Russia — 4.3%
Polymetal International PLC	2,313,634	$49,823,230
Yandex NV, Class A(1)	2,084,617	147,486,653
		$197,309,883
South Africa — 3.2%
Clicks Group, Ltd.	666,772	$11,485,241
Prosus NV(2)	1,389,426	137,007,237
		$148,492,478
South Korea — 13.4%
KB Financial Group, Inc.	2,675,888	$132,804,364
LG Household & Health Care, Ltd.	43,903	68,669,517
NCSoft Corp.	68,639	49,943,280
Samsung Electronics Co., Ltd.	5,180,956	370,884,577
		$622,301,738
Sweden — 1.2%
Epiroc AB, Class A	2,466,917	$56,156,031
		$56,156,031

Calvert
Emerging Markets Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 13.5%
Accton Technology Corp.	7,487,000	$ 88,657,859
Chipbond Technology Corp.	18,705,000	48,409,309
Delta Electronics, Inc.	10,754,000	116,829,940
LandMark Optoelectronics Corp.	4,284,900	40,733,964
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,762,625	331,957,020
		$ 626,588,092
Turkey — 0.4%
BIM Birlesik Magazalar AS	2,457,257	$ 17,543,507
		$17,543,507
United States — 1.3%
Micron Technology, Inc.(1)	687,278	$58,404,885
		$58,404,885
Total Common Stocks (identified cost $3,390,047,852)		$4,599,425,826

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$5,170	$ 5,066,703
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	43	40,722
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	56	50,671
Total High Social Impact Investments (identified cost $5,269,000)		$ 5,158,096

Short-Term Investments — 1.0%

Affiliated Fund — 0.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	41,886,892	$ 41,886,892
Total Affiliated Fund (identified cost $41,886,892)		$ 41,886,892

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(8)	4,543,547	$ 4,543,547
Total Securities Lending Collateral (identified cost $4,543,547)		$ 4,543,547
Total Short-Term Investments (identified cost $46,430,439)		$ 46,430,439

Total Investments — 100.5% (identified cost $3,441,747,291)	$4,651,014,361
Other Assets, Less Liabilities — (0.5)%	$ (23,166,722)
Net Assets — 100.0%	$4,627,847,639

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $4,318,001 and the total market value of the collateral received by the Fund was $4,543,547, comprised of cash.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $113,483,161 or 2.5% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $5,158,096, which represents 0.1% of the net assets of the Fund as of June 30, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Emerging Markets Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	25.8%
Financials	20.2
Consumer Discretionary	19.5
Industrials	10.8
Communication Services	9.6
Consumer Staples	8.3
Health Care	3.0
Materials	2.2
High Social Impact Investments	0.1
Total	99.5%
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,170,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	43,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	56,000

Abbreviations:
ADR	– American Depositary Receipt

Calvert
Emerging Markets Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $46,953,595, which represents 1.0% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes:
1.50%, 12/15/20(1)	$ 7,429,013	$ —	$ (7,466,870)	$ —	$ 37,857	$ —	$ 23,334	$ —
1.50%, 12/15/23(1)	—	5,170,000	—	—	(103,297)	5,066,703	42,222	5,170,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	55,663,250	858,784,135	(872,556,068)	(9,006)	4,581	41,886,892	55,359	41,886,892
Totals				$(9,006)	$ (60,859)	$46,953,595	$120,915

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$242,936,112	$ —	$ —	$242,936,112
Chile	7,073,302	—	—	7,073,302
China	123,873,085	1,097,442,248	—	1,221,315,333
Egypt	—	11,205,170	—	11,205,170
Hong Kong	—	396,381,760	—	396,381,760
Hungary	—	47,882,592	—	47,882,592
India	47,250,583	548,472,047	—	595,722,630
Indonesia	—	129,142,446	—	129,142,446
Mexico	177,346,045	—	—	177,346,045
Peru	43,623,822	—	—	43,623,822
Russia	147,486,653	49,823,230	—	197,309,883
South Africa	—	148,492,478	—	148,492,478
South Korea	—	622,301,738	—	622,301,738
Sweden	—	56,156,031	—	56,156,031
Taiwan	331,957,020	294,631,072	—	626,588,092
Turkey	—	17,543,507	—	17,543,507
United States	58,404,885	—	—	58,404,885
Total Common Stocks	$1,179,951,507	$3,419,474,319(1)	$ —	$4,599,425,826
High Social Impact Investments	$ —	$5,158,096	$ —	$5,158,096

Calvert
Emerging Markets Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$ —	$41,886,892	$ —	$41,886,892
Securities Lending Collateral	4,543,547	—	—	4,543,547
Total Investments	$1,184,495,054	$3,466,519,307	$ —	$4,651,014,361

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.